INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Trade receivables (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Components of Consolidated Statement of Financial Position
Total Trade receivables current	$ 111,752,310	$ 88,784,172	$ 73,546,633
Total Trade receivables Non - current	200,412	135,739
Trade receivables
Components of Consolidated Statement of Financial Position
Trade debtors	111,950,965	87,709,287	53,047,035
Allowance for impairment of trade debtors	(7,142,252)	(5,858,503)	(3,886,832)
Allowance for credit notes to be issued	(1,961,463)	(2,987,398)	(2,285,197)
Deferred checks	8,242,373	9,699,738	25,461,399
Total Trade receivables current	111,752,310	88,784,172	73,546,633
Trade debtors	200,412	135,739
Total Trade receivables Non - current	200,412	135,739
Shareholders and other related parties
Components of Consolidated Statement of Financial Position
Allowance for impairment of shareholders and other related parties			(768)
Shareholders and other related parties | Trade receivables
Components of Consolidated Statement of Financial Position
Trade debtors	640,258		1,090,004
Allowance for impairment of shareholders and other related parties			(768)
Joint ventures and associates | Trade receivables
Components of Consolidated Statement of Financial Position
Trade debtors	$ 22,429	$ 221,048	$ 120,992